Income Taxes (Details) ¥ in Thousands, $ in Millions					6 Months Ended	12 Months Ended
	Apr. 01, 2018 CNY (¥)	Apr. 01, 2018 CNY (¥)	Jan. 01, 2008	Jan. 01, 2008	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 HKD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes (Details) [Line Items]
Income tax rate					50.00%	25.00%
Existing tax rate		16.50%
Income tax, description			a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions. According to the requirements of Cai Shui [2014] No. 26, enterprises that qualify as encouraged industrial enterprises located in Zhu Hai Heng Qin New Area (“Heng Qin New Area”) are subject to a tax rate of 15%. Shengguang Zhongshuo, as a company located in Heng Qin New Area, is qualified to enjoy the 15% preferential income tax rate.	a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions. According to the requirements of Cai Shui [2014] No. 26, enterprises that qualify as encouraged industrial enterprises located in Zhu Hai Heng Qin New Area (“Heng Qin New Area”) are subject to a tax rate of 15%. Shengguang Zhongshuo, as a company located in Heng Qin New Area, is qualified to enjoy the 15% preferential income tax rate.
Annual taxable income					¥ 3,000	¥ 1,000
Reduced tax rate								20.00%
Total assets of tax					50,000	¥ 50,000
Net operating loss expiry, description						The NOLs will start to expire from 2021 if they are not used.
Valuation allowance					¥ 358,428	¥ 356,294	¥ 279,516	¥ 160,252
Percentage of income tax						50.00%
Underpayment of tax liability						¥ 100				¥ 100
Non-resident for PRC tax purpose					If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.
Number of employee					300
United States [Member]
Income Taxes (Details) [Line Items]
Income tax rate					21.00%	21.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax rate	8.25%	8.25%
Income taxes profits earned	¥ 2,000	¥ 2,000							$ 2
Existing tax rate	16.50%
SINGAPORE
Income Taxes (Details) [Line Items]
Income tax rate					17.00%	17.00%	17.00%	17.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Income tax rate						25.00%		50.00%
Annual taxable income					¥ 1,000	¥ 3,000		¥ 1,000			¥ 500
Net operating loss					¥ 1,733,431	1,721,775	¥ 1,508,118
Valuation allowance						¥ 356,294
Non-resident for PRC tax purpose						If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.
PRC income tax					25.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income					¥ 1,000	¥ 1,000
Preferential income tax rate					5.00%	5.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income					¥ 3,000	¥ 3,000
Preferential income tax rate					10.00%	10.00%